UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2017

MFS® GLOBAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

1/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.8%
Aerospace - 1.7%
Rolls-Royce Holdings PLC	253,122	$2,125,508
United Technologies Corp.	17,462	1,915,058

		$4,040,566
Airlines - 0.8%
Aena S.A.	13,017	$1,887,866

Alcoholic Beverages - 4.7%
AmBev S.A., ADR	547,567	$2,951,386
Carlsberg Group	22,730	2,052,430
Diageo PLC	83,721	2,320,749
Pernod Ricard S.A.	31,269	3,657,342

		$10,981,907
Apparel Manufacturers - 5.8%
Burberry Group PLC	87,518	$1,805,601
Compagnie Financiere Richemont S.A.	12,762	989,182
LVMH Moet Hennessy Louis Vuitton SE	20,432	4,115,714
NIKE, Inc., “B”	86,490	4,575,321
VF Corp.	38,600	1,987,128

		$13,472,946
Broadcasting - 2.3%
Time Warner, Inc.	14,110	$1,366,554
Twenty-First Century Fox, Inc.	95,904	3,009,468
Walt Disney Co.	9,533	1,054,826

		$5,430,848
Brokerage & Asset Managers - 1.9%
Blackstone Group LP	103,883	$3,181,936
Charles Schwab Corp.	28,168	1,161,648

		$4,343,584
Business Services - 11.4%
Accenture PLC, “A”	46,275	$5,269,334
Brenntag AG	14,360	833,057
Cognizant Technology Solutions Corp., “A” (a)	65,183	3,427,974
Compass Group PLC	183,801	3,264,850
Equifax, Inc.	21,554	2,527,853
Experian Group Ltd.	149,391	2,873,509
Fidelity National Information Services, Inc.	42,065	3,340,802
Fiserv, Inc. (a)	19,634	2,109,281
Intertek Group PLC	66,794	2,850,191

		$26,496,851
Chemicals - 2.4%
Monsanto Co.	30,568	$3,310,820
PPG Industries, Inc.	23,251	2,325,333

		$5,636,153
Computer Software - 0.4%
Dassault Systemes S.A.	12,694	$982,243

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 1.1%
Apple, Inc.	21,038	$2,552,961

Construction - 1.6%
Sherwin-Williams Co.	12,326	$3,744,762

Consumer Products - 7.6%
Colgate-Palmolive Co.	37,754	$2,438,153
Coty, Inc., “A”	124,941	2,398,867
Estee Lauder Cos., Inc., “A”	41,589	3,377,443
Hengan International Group Co. Ltd.	128,500	1,053,069
Kose Corp.	33,500	2,848,286
L’Oréal S.A.	15,421	2,802,517
Reckitt Benckiser Group PLC	32,310	2,765,552

		$17,683,887
Electrical Equipment - 3.1%
Amphenol Corp., “A”	36,322	$2,451,372
Fortive Corp.	13,710	758,300
Mettler-Toledo International, Inc. (a)	7,473	3,188,206
W.W. Grainger, Inc.	3,713	937,792

		$7,335,670
Electronics - 3.8%
Samsung Electronics Co. Ltd.	899	$1,526,312
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	142,274	4,397,689
Texas Instruments, Inc.	40,139	3,032,100

		$8,956,101
Food & Beverages - 5.4%
Chr. Hansen Holding A.S.	10,595	$645,994
Danone S.A.	30,417	1,904,110
Mead Johnson Nutrition Co., “A”	54,188	3,818,086
Nestle S.A.	62,624	4,575,529
PepsiCo, Inc.	15,201	1,577,560

		$12,521,279
Food & Drug Stores - 2.1%
CVS Health Corp.	33,329	$2,626,658
Sundrug Co. Ltd.	32,400	2,232,504

		$4,859,162
Gaming & Lodging - 1.3%
Paddy Power Betfair PLC	28,154	$2,955,610

General Merchandise - 1.1%
Dollarama, Inc.	16,214	$1,227,965
Lojas Renner S.A.	185,395	1,404,980

		$2,632,945
Insurance - 1.1%
Aon PLC	22,267	$2,509,491

Internet - 6.0%
Alibaba Group Holding Ltd., ADR (a)	29,184	$2,956,631
Alphabet, Inc., “A” (a)	9,879	8,102,657

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - continued
Baidu, Inc., ADR (a)	5,456	$955,182
NAVER Corp.	3,191	2,081,385

		$14,095,855
Leisure & Toys - 0.5%
Electronic Arts, Inc. (a)	13,912	$1,160,678

Machinery & Tools - 1.6%
Colfax Corp. (a)	36,985	$1,442,415
Fastenal Co.	17,618	875,262
Schindler Holding AG	7,020	1,333,697

		$3,651,374
Medical & Health Technology & Services - 0.3%
Express Scripts Holding Co. (a)	9,993	$688,318

Medical Equipment - 9.7%
Abbott Laboratories	120,607	$5,037,754
Cooper Cos., Inc.	10,556	1,948,743
Danaher Corp.	22,800	1,913,376
Dentsply Sirona, Inc.	19,739	1,119,201
Sonova Holding AG	12,301	1,620,990
Thermo Fisher Scientific, Inc.	38,609	5,883,626
Waters Corp. (a)	16,695	2,364,847
Zimmer Biomet Holdings, Inc.	22,635	2,678,400

		$22,566,937
Oil Services - 0.8%
Schlumberger Ltd.	22,669	$1,897,622

Other Banks & Diversified Financials - 5.9%
Credicorp Ltd.	11,474	$1,878,064
HDFC Bank Ltd.	171,914	3,674,188
Julius Baer Group Ltd.	46,708	2,182,586
Mastercard, Inc., “A”	18,558	1,973,272
Visa, Inc., “A”	48,726	4,030,127

		$13,738,237
Pharmaceuticals - 3.7%
Eli Lilly & Co.	30,193	$2,325,767
Roche Holding AG	16,664	3,923,715
Zoetis, Inc.	42,666	2,344,070

		$8,593,552
Printing & Publishing - 1.3%
Moody’s Corp.	28,891	$2,995,130

Railroad & Shipping - 1.1%
Union Pacific Corp.	24,229	$2,582,327

Restaurants - 1.5%
Whitbread PLC	70,223	$3,467,366

Specialty Chemicals - 4.4%
Croda International PLC	60,327	$2,540,843
Ecolab, Inc.	32,826	3,943,387

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Sika AG	466	$2,441,726
Symrise AG	21,604	1,297,842

		$10,223,798
Specialty Stores - 2.4%
AutoZone, Inc. (a)	3,583	$2,597,603
TJX Cos., Inc.	38,851	2,910,717

		$5,508,320
Total Common Stocks		$230,194,346

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.62% (v)	2,533,899	$2,533,899
Total Investments		$232,728,245

Other Assets, Less Liabilities - 0.1%		262,598
Net Assets - 100.0%		$232,990,843

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

1/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$136,790,386	$—	$—	$136,790,386
United Kingdom	24,014,169	—	—	24,014,169
Switzerland	17,067,425	—	—	17,067,425
France	13,461,926	—	—	13,461,926
Japan	5,080,790	—	—	5,080,790
China	3,911,813	1,053,069	—	4,964,882
Taiwan	4,397,689	—	—	4,397,689
Brazil	4,356,366	—	—	4,356,366
India	3,674,188	—	—	3,674,188
Other Countries	16,386,525	—	—	16,386,525
Mutual Funds	2,533,899	—	—	2,533,899
Total Investments	$231,675,176	$1,053,069	$—	$232,728,245

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,053,069 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$182,063,564
Gross unrealized appreciation	55,154,186
Gross unrealized depreciation	(4,489,505)
Net unrealized appreciation (depreciation)	$50,664,681

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,151,745	12,588,278	(12,206,124)	2,533,899

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$20	$—	$3,226	$2,533,899

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2017, are as follows:

United States	59.9%
United Kingdom	10.3%
Switzerland	7.3%
France	5.8%
Japan	2.2%
China	2.1%
Taiwan	1.9%
Brazil	1.9%
India	1.6%
Other Countries	7.0%

6

QUARTERLY REPORT

January 31, 2017

MFS® STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

1/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 61.8%
Asset-Backed & Securitized - 6.3%
Allegro CLO Ltd., 2014-1A, “BR”, 3.525%, 1/21/2027 (n)	$869,893	$869,893
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	311,485	311,517
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.357%, 12/28/2040 (z)	302,996	232,399
Cent CLO LP, 2012-16AR, “A1AR”, FRN, 4.234%, 8/01/2024 (z)	1,685,000	1,685,826
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,892,182
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.941%, 9/15/2039	375,137	379,389
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.638%, 6/15/2039	1,750,000	1,761,660
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)	638,983	85,215
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.874%, 4/18/2026 (n)	1,470,000	1,470,157
Eaton Vance CDO Ltd., 2014-1A, “B”. FRN, 3.073%, 7/15/2026 (z)	1,690,000	1,702,072
Falcon Franchise Loan LLC, FRN, 7.201%, 1/05/2023 (i)(z)	90,835	3,705
First Union-Lehman Brothers Bank of America, FRN, 1.096%, 11/18/2035 (i)	1,863,150	15,768
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.205%, 1/19/2025 (n)	2,090,846	2,091,659
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.759%, 6/15/2049	1,280,263	1,296,835
Morgan Stanley Capital I Trust, “AM”, FRN, 5.715%, 4/15/2049	1,300,000	1,280,188
Morgan Stanley Capital I, Inc., FRN, 1.481%, 4/28/2039 (i)(z)	1,088,937	7,579
Race Point CLO Ltd., “C”, FRN, 3.711%, 2/20/2025 (n)	1,662,827	1,662,718
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	384,663	382,671
Voya CLO Ltd., FRN, 3.973%, 10/15/2022 (n)	2,078,534	2,078,646

		$19,210,079
Automotive - 2.3%
Ford Motor Credit Co. LLC, FRN, 1.949%, 1/09/2018	$1,780,000	$1,786,413
General Motors Financial Co., Inc., 2.625%, 7/10/2017	1,636,000	1,643,607
General Motors Financial Co., Inc., 3.45%, 4/10/2022	1,984,000	1,977,369
Hyundai Capital America, 2%, 3/19/2018 (n)	1,175,000	1,174,871
Hyundai Capital America, 2.4%, 10/30/2018 (n)	534,000	536,173

		$7,118,433
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/2020	$960,000	$1,048,723

Broadcasting - 0.4%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$410,000	$408,373
Time Warner, Inc., 3.8%, 2/15/2027	801,000	781,276

		$1,189,649
Building - 0.9%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$1,054,000	$1,090,111
Martin Marietta Materials, Inc., FRN, 2.098%, 6/30/2017	1,310,000	1,313,085
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)	300,000	309,780

		$2,712,976
Business Services - 0.2%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$335,000	$340,258
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)	200,000	202,196

		$542,454
Cable TV - 1.4%
Charter Communications Operating LLC, 3.579%, 7/23/2020	$2,000,000	$2,048,920
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	1,138,000	1,109,428
Time Warner Cable, Inc., 8.25%, 4/01/2019	920,000	1,030,751

		$4,189,099

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - 0.5%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)	$200,000	$200,500
Dow Chemical Co., 8.55%, 5/15/2019	1,270,000	1,451,849

		$1,652,349
Computer Software - 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$958,000	$1,034,334
Microsoft Corp., 3.125%, 11/03/2025	1,576,000	1,573,239

		$2,607,573
Conglomerates - 0.6%
General Electric Capital Corp., 6%, 8/07/2019	$86,000	$94,885
General Electric Capital Corp., 5.5%, 1/08/2020	204,000	224,697
Johnson Controls International PLC, 5.7%, 3/01/2041	1,340,000	1,527,193

		$1,846,775
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	$433,000	$95,639

Consumer Products - 0.5%
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	$490,000	$498,592
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	921,000	955,294

		$1,453,886
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$353,000	$354,017

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$380,000	$416,275

Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3%, 3/01/2018	$344,000	$347,456
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	970,000	974,818

		$1,322,274
Emerging Market Quasi-Sovereign - 0.8%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)	$218,000	$218,395
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)	320,000	300,000
Korea Gas Corp., 2.25%, 7/25/2017 (n)	700,000	702,191
Pertamina PT, 6%, 5/03/2042 (n)	201,000	198,282
Petrobras Global Finance B.V., 8.375%, 5/23/2021	18,000	20,070
Petroleos Mexicanos, 6.5%, 6/02/2041	292,000	271,414
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)	518,000	508,717
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)	200,000	206,509

		$2,425,578
Emerging Market Sovereign - 0.9%
Federative Republic of Brazil, 4.25%, 1/07/2025	$300,000	$291,000
Republic of Argentina, 7%, 4/17/2017	569,000	572,177
Republic of Hungary, 5.375%, 2/21/2023	724,000	789,363
Republic of Indonesia, 4.875%, 5/05/2021 (n)	200,000	212,863
Republic of Paraguay, 4.625%, 1/25/2023	400,000	406,156
Russian Federation, 4.875%, 9/16/2023	200,000	211,820
Russian Federation, 5.625%, 4/04/2042 (n)	200,000	216,716

		$2,700,095

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - 0.1%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	$200,000	$187,477

Energy - Integrated - 0.4%
BP Capital Markets PLC, 4.5%, 10/01/2020	$272,000	$292,417
BP Capital Markets PLC, 4.742%, 3/11/2021	760,000	829,288

		$1,121,705
Financial Institutions - 0.7%
GE Capital International Funding Co., 2.342%, 11/15/2020	$837,000	$839,202
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	870,000	875,370
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	286,000	286,402

		$2,000,974
Food & Beverages - 4.0%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$2,514,000	$2,521,203
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	904,000	946,454
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	780,000	792,900
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/2025	1,570,000	1,575,762
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/2022 (n)	101,000	105,535
Kerry Group Financial Services, 3.2%, 4/09/2023 (n)	1,400,000	1,370,351
Kraft Heinz Foods Co., 6.125%, 8/23/2018	720,000	766,541
Kraft Heinz Foods Co., 3.5%, 7/15/2022	1,190,000	1,210,307
Pernod Ricard S.A., 4.45%, 1/15/2022 (n)	784,000	833,798
Tyson Foods, Inc., 4.5%, 6/15/2022	448,000	476,672
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	343,000	346,212
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	1,051,000	1,083,587

		$12,029,322
Food & Drug Stores - 0.7%
CVS Health Corp., 3.875%, 7/20/2025	$1,293,000	$1,327,103
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	792,000	808,365

		$2,135,468
Insurance - 0.9%
American International Group, Inc., 3.75%, 7/10/2025	$1,461,000	$1,465,954
Unum Group, 4%, 3/15/2024	1,384,000	1,392,412

		$2,858,366
Insurance - Health - 0.5%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$1,479,000	$1,536,282

Insurance - Property & Casualty - 1.4%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$1,580,000	$1,563,126
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	370,000	408,332
CNA Financial Corp., 5.875%, 8/15/2020	990,000	1,100,421
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	1,095,000	1,097,738

		$4,169,617
International Market Quasi-Sovereign - 0.5%
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)	$1,530,000	$1,527,428

Major Banks - 7.6%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$913,000	$913,000
Bank of America Corp., 2.151%, 11/09/2020	790,000	776,909
Bank of America Corp., 4.125%, 1/22/2024	1,371,000	1,420,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Bank of America Corp., 4.183%, 11/25/2027	$1,455,000	$1,443,734
Barclays PLC, 3.25%, 1/12/2021	2,086,000	2,087,800
Commonwealth Bank of Australia, 5%, 10/15/2019 (n)	760,000	816,026
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	320,390
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	950,000	945,621
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,063,000	1,193,362
Goldman Sachs Group, Inc., 3%, 4/26/2022	960,000	953,603
Goldman Sachs Group, Inc., FRN, 1.586%, 5/22/2017	1,000,000	1,001,490
Goldman Sachs Group, Inc., FRN, 2.061%, 10/23/2019	410,000	412,714
ING Bank N.V., 3.75%, 3/07/2017 (n)	1,233,000	1,235,947
ING Bank N.V., 5.8%, 9/25/2023 (n)	1,344,000	1,489,786
JPMorgan Chase & Co., 2.2%, 10/22/2019	1,080,000	1,082,201
JPMorgan Chase & Co., 4.625%, 5/10/2021	870,000	937,424
Merrill Lynch & Co., Inc., 6.4%, 8/28/2017	400,000	411,010
Morgan Stanley, 7.3%, 5/13/2019	250,000	277,696
Morgan Stanley, 5.625%, 9/23/2019	420,000	454,980
Morgan Stanley, 3.7%, 10/23/2024	1,993,000	2,007,682
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	1,611,000	1,693,973
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2065	1,191,000	1,155,270

		$23,031,018
Medical & Health Technology & Services - 0.2%
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	$640,000	$642,675

Medical Equipment - 0.3%
Abbott Laboratories, 3.4%, 11/30/2023	$798,000	$796,263

Metals & Mining - 1.6%
Barrick Gold Corp., 4.1%, 5/01/2023	$427,000	$448,733
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	500,000	498,500
Freeport-McMoRan, Inc., 3.1%, 3/15/2020	810,000	803,925
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	660,000	659,353
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	953,000	976,920
Glencore Funding LLC, 4%, 4/16/2025 (n)	479,000	476,693
Kinross Gold Corp., 5.95%, 3/15/2024	924,000	969,507

		$4,833,631
Midstream - 2.0%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$1,162,000	$1,166,591
Enterprise Products Partners LP, 6.3%, 9/15/2017	870,000	895,657
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	1,070,000	1,192,179
ONEOK Partners LP, 3.2%, 9/15/2018	510,000	520,589
Spectra Energy Capital LLC, 8%, 10/01/2019	679,000	768,926
Williams Cos., Inc., 3.7%, 1/15/2023	279,000	274,118
Williams Cos., Inc., 4.55%, 6/24/2024	1,305,000	1,321,313

		$6,139,373
Mortgage-Backed - 0.5%
Fannie Mae, 5.5%, 7/01/2019 - 11/01/2036	$219,278	$234,622
Fannie Mae, 6.5%, 5/01/2031	30,279	34,551
Fannie Mae, 6%, 11/01/2034	280,327	319,755
Freddie Mac, 4.224%, 3/25/2020	818,658	871,343

		$1,460,271

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Distribution - 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$462,000	$463,571

Network & Telecom - 1.9%
AT&T, Inc., 2.45%, 6/30/2020	$1,450,000	$1,438,776
AT&T, Inc., 5.45%, 3/01/2047	2,554,000	2,539,670
Verizon Communications, Inc., 6.1%, 4/15/2018	1,000,000	1,054,494
Verizon Communications, Inc., FRN, 1.763%, 6/17/2019	610,000	615,453

		$5,648,393
Oil Services - 0.0%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)	$443,312	$145,185

Oils - 0.6%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$575,000	$563,870
Valero Energy Corp., 3.4%, 9/15/2026	1,231,000	1,181,723

		$1,745,593
Other Banks & Diversified Financials - 1.9%
Citigroup, Inc., FRN, 2.225%, 8/02/2021	$1,480,000	$1,494,449
Citizens Financial Group, Inc., 4.3%, 12/03/2025	976,000	990,864
Discover Bank, 3.1%, 6/04/2020	360,000	364,885
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	645,000	790,125
Intesa Sanpaolo S.p.A., 3.875%, 1/16/2018	996,000	1,011,796
Lloyds Bank PLC, 5.8%, 1/13/2020 (n)	645,000	704,735
SunTrust Banks, Inc., 3.3%, 5/15/2026	381,000	367,865

		$5,724,719
Pharmaceuticals - 1.4%
Actavis Funding SCS, 4.75%, 3/15/2045	$1,595,000	$1,572,917
Gilead Sciences, Inc., 3.65%, 3/01/2026	1,051,000	1,068,121
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	1,682,000	1,606,902

		$4,247,940
Real Estate - Healthcare - 0.4%
HCP, Inc., REIT, 5.375%, 2/01/2021	$806,000	$880,440
Welltower, Inc., REIT, 2.25%, 3/15/2018	312,000	313,818

		$1,194,258
Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$229,000	$235,403
Vornado Realty LP, REIT, 2.5%, 6/30/2019	664,000	666,870

		$902,273
Real Estate - Retail - 0.1%
Kimco Realty Corp., REIT, 6.875%, 10/01/2019	$191,000	$214,551

Supranational - 0.8%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$1,000,000	$1,006,000
Corporacion Andina de Fomento, 4.375%, 6/15/2022	1,290,000	1,374,056

		$2,380,056
Telecommunications - Wireless - 0.4%
Digicel Group Ltd., 6%, 4/15/2021 (n)	$316,000	$294,607
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,061,000	1,068,349

		$1,362,956

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - 0.8%
Altria Group, Inc., 9.25%, 8/06/2019	$231,000	$271,861
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	959,000	986,429
Reynolds American, Inc., 8.125%, 6/23/2019	640,000	726,848
Reynolds American, Inc., 6.875%, 5/01/2020	480,000	545,108

		$2,530,246
U.S. Treasury Obligations - 12.9%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$13,625,000	$14,901,812
U.S. Treasury Bonds, 2.5%, 2/15/2045	14,890,000	13,295,728
U.S. Treasury Notes, 1.75%, 2/28/2022	1,450,000	1,436,237
U.S. Treasury Notes, 1.625%, 5/15/2026	10,160,000	9,468,246

		$39,102,023
Utilities - Electric Power - 2.1%
Dominion Resources, Inc., 3.9%, 10/01/2025	$840,000	$858,314
EDP Finance B.V., 4.9%, 10/01/2019 (n)	274,000	287,830
EDP Finance B.V., 5.25%, 1/14/2021 (n)	554,000	589,658
Enel Americas S.A., 4%, 10/25/2026	22,000	21,454
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	920,000	945,146
Exelon Generation Co. LLC, 5.2%, 10/01/2019	360,000	386,164
Exelon Generation Co. LLC, 4.25%, 6/15/2022	814,000	846,006
Oncor Electric Delivery Co., 4.1%, 6/01/2022	922,000	983,486
Southern Co., 5.5% to 3/15/2022, FRN to 3/15/2057	1,530,000	1,583,018

		$6,501,076
Total Bonds		$187,518,584

Common Stocks - 0.0%
Energy - Independent - 0.0%
Pacific Exploration & Production Corp.	2,760	$110,444

Underlying Affiliated Funds - 34.2%
MFS High Yield Pooled Portfolio (v)	11,174,588	$103,700,180

Money Market Funds - 4.8%
MFS Institutional Money Market Portfolio, 0.62% (v)	14,707,718	$14,707,718
Total Investments		$306,036,926

Other Assets, Less Liabilities - (0.8)%		(2,462,273)
Net Assets - 100.0%		$303,574,653

(a)	Non-income producing security.
(d)	In default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,198,492, representing 14.2% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.357%, 12/28/2040	3/01/06	$302,996	$232,399
Cent CLO LP, 2012-16AR, “A1AR”, FRN, 4.087%, 8/01/2024	5/04/16	1,685,000	1,685,826
Eaton Vance CDO Ltd., 2014-1A, “B”. FRN, 3.073%, 7/15/2026	7/21/16	1,675,882	1,702,072
Falcon Franchise Loan LLC, FRN, 7.201%, 1/05/2023	1/18/02	5,851	3,705
Morgan Stanley Capital I, Inc., FRN, 1.481%, 4/28/2039	7/20/04	120,357	7,579
Total Restricted Securities			$3,631,581
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$110,444	$—	$—	$110,444
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	39,102,023	—	39,102,023
Non-U.S. Sovereign Debt	—	9,033,157	—	9,033,157
U.S. Corporate Bonds	—	85,022,291	—	85,022,291
Residential Mortgage-Backed Securities	—	1,460,270	—	1,460,270
Commercial Mortgage-Backed Securities	—	6,637,304	—	6,637,304
Asset-Backed Securities (including CDOs)	—	12,572,773	—	12,572,773
Foreign Bonds	—	33,690,766	—	33,690,766
Mutual Funds	118,407,898	—	—	118,407,898
Total Investments	$118,518,342	$187,518,584	$—	$306,036,926

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$311,556,226
Gross unrealized appreciation	3,405,490
Gross unrealized depreciation	(8,924,790)
Net unrealized appreciation (depreciation)	$(5,519,300)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	12,812,010	362,349	(1,999,771)	11,174,588
MFS Institutional Money Market Portfolio	19,189,556	36,774,179	(41,256,017)	14,707,718

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$674,299	$—	$1,772,656	$103,700,180
MFS Institutional Money Market Portfolio	(1,150)	—	22,775	14,707,718

	$673,149	$—	$1,795,431	$118,407,898

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 20, 2017

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 20, 2017

*	Print name and title of each signing officer under his or her signature.